Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,265,979	$ 3,300,426
Prepayments made during the period	1,162,884	837,776
Interest paid and capitalized during the period	107,364	107,688
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,605,924)	(979,911)
Prepayments on flight equipment at end of period	$ 2,930,303	$ 3,265,979